RESTRUCTURING (Tables)	9 Months Ended
Sep. 30, 2017
RESTRUCTURING
Schedule of restructuring costs by category

	Three and Nine Months Ended September 30, 2017
	Cash	Non Cash (1)	Total
Research and development	$602,000	$41,000	$643,000
General and administrative	95,000	—	95,000
	$697,000	$41,000	$738,000

(1)

The non-cash restructuring expenses represent write-offs of certain fixed assets in connection with the restructuring. The write-offs were recorded as a charge to research and development expense on the statement of operations.

Schedule of restructuring reserve

Three and Nine Months Ended
September 30, 2017
Restructuring reserve beginning balance	$—
Cash restructuring expenses incurred during the period	697,000
Amounts paid during the period	(348,000)
Restructuring reserve ending balance	$349,000